Stock-Based Compensation	6 Months Ended
Jun. 30, 2024
Stock-Based Compensation [Abstract]
Stock-Based Compensation

Note 10 — Stock-Based Compensation

2020 Share Incentive Plan

In June 2020, in connection with the Business Combination, the Company’s board approved the 2020 Share Incentive Plan (the “2020 Plan”) and reserved 4,632,449 ordinary shares for issuance thereunder. The Company’s employees, non-employee directors and consultants are eligible to receive options, restricted shares, restricted share units, dividend equivalents, deferred shares, share payments or share appreciation rights, which may be awarded or granted under the Plan (collectively, “Awards”). As of June 30, 2024 and December 31, 2023, a total of 3,936,504 shares each had been granted and issued under the 2020 Plan and a total of 695,945 shares each remained available for future awards.

2023 Share Incentive Plan

On October 6, 2023, the 2023 Annual Meeting approved and adopted the Company’s 2023 Equity Incentive Plan (the “2023 Plan”), pursuant to which an aggregate of 33,818,770 ordinary shares will be awarded or granted. On October 31, 2023, the Compensation Committee approved that a total of 32,000,000 Class B ordinary shares in the form of shares and deferred shares were granted to two executive directors in exchange for their services through the third quarter of 2024. The Company estimated the fair value of shares at $0.02 per Class B ordinary share based on the closing price of $1.00 per ADS on the grant date in an aggregate of $640,000. The stock-based compensation expenses are recognized over the requisite service period. On December 14, 2023, a total of 14,000,000 Class B ordinary shares were vested and issued to the directors. During the six months ended June 30, 2024, a total of 1,888,889 Class B ordinary shares were vested and issued to the directors. Subsequently in the second half of 2024, a total of 10,000,000 Class B ordinary shares were vested and issued to the directors. As of June 30, 2024 and December 31, 2023, a total of 1,818,770 shares under the 2023 Plan remained available for future awards.

2024 Share Incentive Plan

On May 20, 2024, the Board of Directors approved and adopted the Company’s 2024 Equity Incentive Plan (the “2024 Plan”), pursuant to which an aggregate of 47,137,935 Class A or Class B ordinary shares will be awarded or granted. On the same date, the Board and the Audit Committee approved that a total of 20,000,000 Class B ordinary shares were granted to certain employees and vested immediately. The Company estimated the fair value of shares at $0.009 per Class B ordinary share based on the closing price of $0.461 per ADS on the grant date, resulting in an aggregate of $184,400 recorded as compensation expenses during the six months ended June 30, 2024. On May 21, 2024, a total of 18,500,000 Class B ordinary shares were issued to the employees. As of June 30, 2024, a total of 27,137,935 shares under the 2024 Plan remained available for future awards.

The following table provides the details of the total share-based payments under 2020 Plan, 2023 Plan and 2024 Plan during the six months ended June 30, 2024 and 2023, respectively.

	For the Six Months Ended
	June 30,
	2024	2023
Compensation and benefits	$397,733	$-
Communication and technology	-	112,500
Marketing	-	103,125
Professional fees	-	121,875
General and administrative	-	121,875
Total	$397,733	$459,375

As of June 30, 2024 and December 31, 2023, approximately $53,000 and $266,000 of total unrecognized compensation expense related to future services was expected to be recognized over a period of approximately two months and eight months, respectively.

Subsequently in November 2024, an aggregate of 28,956,705 Class B ordinary shares, including the remaining 1,818,770 shares under 2023 plan and the remaining 27,137,935 shares under the 2024 Plan, was granted and issued to one executive director and vested immediately. The Company estimated the fair value of shares at $0.004 per Class B ordinary share based on the closing price of $0.211 per ADS on the grant date in an aggregate of $122,000.